Intangible Assets and Goodwill (Details Narrative) 10Q - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Intangible assets, net	$ 25,049		$ 26,211
Amortization expense	1,200	$ 1,300
Goodwill	35,633		$ 356
Goodwill impairment	$ 0	$ 0